Expense Example, No Redemption - PGIM Select Real Estate Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	675	993	1,334	2,293	208	828	1,474	2,878	106	331	574	1,271	96	300	520	1,155